Operating Segments Reconciliation of segment EBITDA to net income (Tables)	12 Months Ended
Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Net (Loss) Income to Segment EBITDA:

	MPM HOLDINGS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Net (loss) income	$(163)	$(83)	$(60)	$1,685
Interest expense, net	76	79	15	162
Income tax expense	18	13	—	36
Depreciation and amortization	185	153	22	147
Gain on extinguishment and exchange of debt	(9)	(7)	—	—
EBITDA	$107	$155	$(23)	$2,030

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$26	$15	$46	$114
Unrealized gains (losses) on pension and postretirement benefits	33	(16)	15	—
Restructuring and other costs	70	32	5	20
Reorganization items, net	2	8	3	(1,972)
Total adjustments	131	39	69	(1,838)
Segment EBITDA	$238	$194	$46	$192

Segment EBITDA:
Silicones	257	201	44	213
Quartz	20	27	6	17
Corporate	(39)	(34)	(4)	(38)
Total	$238	$194	$46	$192

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Net (loss) income	$(161)	$(82)	$(60)	$1,685
Interest expense, net	76	79	15	162
Income tax expense	18	13	—	36
Depreciation and amortization	185	153	22	147
Gain on extinguishment and exchange of debt	(9)	(7)	—	—
EBITDA	$109	$156	$(23)	$2,030

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$26	$15	$46	$114
Unrealized gains (losses) on pension and postretirement benefits	33	(16)	15	—
Restructuring and other costs	70	32	5	20
Reorganization items, net	2	8	3	(1,972)
Total adjustments	131	39	69	(1,838)
Segment EBITDA	$240	$195	$46	$192

Segment EBITDA:
Silicones	257	201	44	213
Quartz	20	27	6	17
Corporate	(37)	(33)	(4)	(38)
Total	$240	$195	$46	$192